Equity - Earnings per share - Net income from continuing operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity.
Profit (loss), attributable to owners of parent	€ 2,146	€ 233	€ 4,822
Effect of subordinated notes	(200)	(225)	(255)
Net income attributable to the owners of the parent company - basic (adjusted)	€ 1,946	€ 8	€ 4,567